Significant Accounting Policies - Schedule of Lease Payments Receivable (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Lease Payments Receivable [Abstract]
2025	¥ 32,611
2026	18,182
2027	8,859
2028	6,814
2029	6,814
Thereafter	54,547
Total	¥ 127,827